Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
Long-term debt is listed below:

December 31,	2018		2017
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2018	$—	—%	$150,000	2.04%
2019	100,000	1.92%	100,000	1.92%
2020	50,000	2.04%	50,000	2.04%
2021	100,000	1.96%	100,000	1.96%
2022	50,000	3.01%	—	—%
2023	100,000	3.40%	100,000	3.40%
Thereafter	—	—%	—	—%
Total	$400,000	2.45%	500,000	2.27%